UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: April 30, 2014

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

SiM Dynamic Allocation Diversified Income Fund
SiM Dynamic Allocation Equity Income Fund

Semi-Annual Report
October 31, 2013

SiM Dynamic Allocation Funds

November 21, 2013

Dear Fellow Shareholder:

We are pleased to present our combined semi-annual report for the SiM Dynamic Allocation Diversified Income Fund (NASDAQ: SDDAX, SDDCX) and the SiM Dynamic Allocation Equity Income Fund (NASDAQ: SDEAX, SDECX) for the six-month fiscal period ended October 31, 2013. At the end of the period, the combined net asset value of the Funds was $50.3 million.

The SiM Dynamic Allocation Funds seek to provide investors with a combination of current income generation, long-term capital preservation, and potential growth opportunities within an appropriate risk and portfolio positioning framework.  Each Fund is an actively managed combination primarily of ETFs, allowing for efficient diversification through dynamic allocation.  While both Funds generally hold the same securities, the individual Fund’s specific risk management, risk positioning, and Fund positioning across asset classes, style, sectors, size, industry, country, quality and maturity, are driven by the overall strategy for each of the Funds. The Diversified Income Fund emphasizes growth of income, with some long-term capital appreciation, while the Equity Income Fund focuses on long-term capital appreciation, with some growth of income. Both Funds seek to benefit from the income bias inherent in our investment philosophy.

Through a disciplined and methodical investment process, SiM has established a long-term approach to ascertain value within the asset allocation and high yield markets – while ever cognizant of the importance of income as a component of total return. Combining a high quality, focused and experienced team with proven investment approaches provides the foundation for achieving long-term client objectives.

Fund Performance Overview

Please refer to the performance chart below for specific details on the Funds’ six-month, one year and since inception performance results on both an absolute and relative basis.  As shown, both Funds have given up some relative gains over the past year, but continue to rank (since inception) within the middle of their respective Morningstar peer group categories: the Diversified Income Fund (SDDAX) finished the period ranked in the top 55th percentile, based on total returns,  out of 627 US OE Conservative Allocation Funds, while the Equity Income Fund was in the top 45th percentile, based on total returns, out of 367 US OE Aggressive Allocation Funds.

SiM Dynamic Allocation Funds

Performance Chart

Performance through October 31, 2013

	6 Month	1 Year			Since Inception1
	Return	Return		% Rank	Return		% Rank
Diversified Income Fund – Class A	-1.63%	3.53%		85	5.81%		55

Morningstar Conservative Allocation Category2	1.37%		7.35%			5.92%
65% BarCap US Agg Bond / 29%
Russell 3000 Index / 5% MSCI EAFE
Index / 1% MSCI EM Index	2.53%		8.41%			7.34%

Equity Income Fund – Class A	5.91%	18.57%		74	10.28%		45

Morningstar Aggressive Allocation Category2	7.84%		20.13%			10.05%
15% BarCap US Agg Bond / 66%
Russell 3000 Index / 16% MSCI EAFE
Index / 3% MSCI EM Index	8.99%		23.09%			12.64%
BarCap US Aggregate Bond Index	-1.97%		-1.08%			3.18%
Russell 3000 Index	12.01%		28.99%			16.26%
MSCI EAFE Net (USD) Index	8.53%		26.88%			8.35%
MSCI Emerging Markets Net (USD) Index	1.18%		6.53%			-0.49%

1	Since-Inception date is June 21, 2011.
2
The Morningstar Conservative Allocation Category included 723 and 627 funds for the one year and since inception periods, respectively.  The Morningstar Aggressive Allocation Category included 420 and 367 funds for the one year and since inception periods, respectively.

Fund performance shown is for Class A, without load, which if included would lower overall returns.

Returns for periods over one year are annualized.

Category returns are Category average returns.

For Diversified Income Fund:
Gross expense: Class A: 3.00% Class C: 3.63%    Net Expense*: Class A: 1.62% Class C: 2.37%

For Equity Income Fund:
Gross expense: Class A: 2.04% Class C: 2.75%    Net Expense*: Class A: 1.60% Class C: 2.35%

*  The advisor has contractually agreed to expense reductions through at least August 27, 2014.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-746-3863.

Class A performance data with load reflects a 3.75% maximum sales charge for the Diversified Income Fund, 5.50% for the Equity Income Fund.  Class C performance data with load for each fund reflects a maximum deferred sales charge of 1.00%.  Performance data without load does not reflect sales charges and if it had, returns would be reduced.

Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

SiM Dynamic Allocation Funds

For the six-month fiscal period ended October 31, 2013, U.S. equity markets finished up 12.0%, bonds were down (-2.0%), and developed international stock markets significantly outperformed those of  emerging markets:  developed markets gained 8.5% and emerging markets posted 1.2% (as measured by the Russell 3000®, Barclays Capital U.S. Aggregate Bond, and MSCI EAFE and Emerging Markets Indexes).  On an absolute basis, within the Dynamic Allocation Funds’ equity holdings, Growth stocks outperformed Value, while International Emerging Market returns lagged those of the domestic and International Developed Markets.  Within fixed income, the High Yield Bond holdings continued to lead all other fixed income asset classes in the Funds.  Real Estate Investment Trust (REITs) asset classes, both mortgage-backed and equity, trailed all other holdings for the period.  Following are specific contributors and detractors from individual Fund relative performance.

SiM Diversified Income Fund
Six-Month Fiscal Period Ended October 31, 2013

The Diversified Income Fund’s overweight exposure to High Yield Bonds was a primary contributor to relative performance, as this asset class (as measured by the Barclays U.S. Corporate High Yield Index) significantly outperformed the Barclays Capital U.S. Aggregate Bond Index for the period.  The Fund’s underweight exposure to long-term U.S. Treasuries also added to relative performance, as these holdings (as measured by the Barclays U.S. Treasury 20+ Year Index) lagged all other fixed income asset classes in the Fund for the period.

On the other hand, for the six-month fiscal period ended October 31, 2013, the Fund’s overweighting of Mortgage-Backed REITs and the structural use of this asset class as a Mortgage-Backed Securities (MBS)/fixed income substitute were the top detractors from relative performance.

The Fund ended the period with a general composition of 61% Fixed-Income, 9% Income REITs, 8% Income Hybrids, and 22% Equities, diversified across more than 30 individual asset classes.  While committed to our current strategic and tactical positioning, as always we will constantly monitor the Fund and make adjustments when we deem warranted based on our view of market and economic conditions.

SiM Equity Income Fund
Six-Month Fiscal Period Ended October 31, 2013

The Equity Income Fund’s overweight exposure to High Yield Bonds was a primary contributor to relative performance, as this asset class significantly outperformed the Barclays Capital U.S. Aggregate Bond Index for the period.  The Fund’s underweight exposure to International Developed Market stocks also added to relative performance, with returns of this asset class lagging those of the U.S. broad equity market (as measured by the MSCI EAFE and Russell 3000® Indexes).

On the other hand, for the six-month fiscal period ended October 31, 2013, the Fund’s overweighting of both Equity REITs and Mortgage-Backed REITs as well as the structural use of Mortgage-Backed REITs asset class as a Mortgage-Backed Securities (MBS)/fixed income substitute were the top detractors from relative performance.

The Fund ended the period with a general composition of 12% Fixed-Income, 10% Income REITs, 5% Income Hybrids, and 73% Equities, diversified across more than 30 asset classes.  While committed to our current strategic and tactical positioning, as always we will constantly monitor the Fund and make adjustments when we deem warranted based on our view of market and economic conditions.

Economic and Investment Outlook

SiM’s proprietary Economic and Investment Outlook is our independent assessment of U.S. and global growth and inflation factors and how they should affect global capital markets for the coming period.  We believe ample liquidity injected worldwide has finally led to acceptable growth (moderate but sustainable) and see monetary policy shifting back to neutral early-mid 2015.  Although early, we are well positioned for what looks like a several year transition from sub-par growth to a sustainable path.  A solid economic foundation should last longer than markets expect:  confidence builds, consumers are buoyed by improved employment/wages and less debt, the wealth effect remains intact, housing is solid and returning to trend, absolute interest rates are conducive to

SiM Dynamic Allocation Funds

“risk-on” behavior, fundamentals are in place to support a reduction in excess savings and an increase in spending (consumer, corporate and investment), Emerging Markets are re-emerging – led by China, and Europe is stabilizing.  Global synchronization is finally taking hold and is key to both moderate/acceptable growth and inflation, and is very different from the desynchronized Global environment of the past several years.

Positioning Themes as Guided by Economic and Investment Outlook

For 2014 our structural long-term product biases (Income, Diversification, Domestic, Emerging Markets, Small-Mid Caps, and Patience) will be the primary drivers to portfolio positioning in 2014, as valuations are not as compelling as they were earlier in 2013.  This argues for spreading out and dialing down portfolio risks consistent with longer-term strategic positioning, and dampening overall volatility while maintaining structural tailwind benefits.  We look to position the Funds in accordance with the below listed Dynamic Allocation themes and positioning, as guided by our proprietary Economic and Investment Outlook.

•	Overall Key Positioning Tilts – Strongly favor equities over bonds; High Yield/Corporates over U.S. Treasuries; Small-Mid Caps over Large-Caps; China/Emerging Markets over Europe

o	Maintain Overweight Positioning – U.S., Small-Mid, High Yield/Corporates, Emerging Markets (China, BRICs (Brazil, Russia, India, China))
o	Reduce Exposures – Mortgage-Backed REITs and Equity REITs
o	Slightly Increase Equities – from Mortgage-Backed REIT positions
o	Maintain Balance – Convertible and Preferred holdings
o	Maintain Equity Sector Allocations – Technology, Health Care, Utilities

The SiM team will continue to diligently monitor both economic and market events, and seek to position the Funds in accordance with our proprietary long-term strategic outlook utilizing our near-term selective tactical tilts.

Sincerely,

Randy Yoakum, CFA
Chief Executive Officer/Portfolio Manager
Strategic Income Management, LLC

Please see next page for full disclosures.

SiM Dynamic Allocation Funds

Mutual fund investing involves risk.  Principal loss is possible.  Because the Funds are “fund of funds,” an investor will indirectly bear the principal risks of the underlying funds, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, high yield bonds, fixed income investments and commodities.  Each of the Funds will bear its share of the fees and expenses of the underlying funds.  Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds.  Because the Funds invest in ETFs and ETNs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s or ETN’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Funds’ investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Diversification does not assure a profit or protect against a loss in a declining market.

Barclays Capital U.S. Aggregate Bond Index is a broad based index composed of U.S. dollar denominated, investment grade, fixed-rate taxable bonds which includes treasuries, government-related securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

Barclays Capital U.S. 20+ Year Treasury Bond Index measures the performance of U.S. treasury securities that have a remaining maturity of at least 20 years.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

MSCI EAFE Index measures the performance of all of the publicly traded stocks in 22 developed non-U.S. markets.

MSCI Emerging Markets Index measures the equity market performance of 21 emerging market countries.

© 2013 Morningstar, Inc.  All Rights Reserved.  The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.  Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Morningstar Percentile Ranking compares a fund’s Morningstar risk and return scores with all the funds in the same Category, where 1% = Best and 100% = Worst.  Morningstar ranks are for the A Share for the Diversified Income Fund and A Share for the Equity Income Fund.  Rankings for other classes of shares may differ.  Past performance is no guarantee of future results.

Morningstar Conservative Allocation: Conservative-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold smaller positions in stocks than moderate-allocation portfolios. These portfolios typically have 20% to 50% of assets in equities and 50% to 80% of assets in fixed income and cash.

Morningstar Aggressive Allocation: Aggressive-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold larger positions in stocks than moderate-allocation portfolios. These portfolios typically have 70% to 90% of assets in equities and the remainder in fixed income and cash.

An investment cannot be made directly in an index.

The information provided herein represents the opinion of the fund manager and is not intended to be a forecast of future events or a guarantee of future results.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.  Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges, and expenses.

The SiM Dynamic Allocation Funds are distributed by Quasar Distributors, LLC.

SiM Dynamic Allocation Diversified Income Fund

Allocation of Portfolio Assets
at October 31, 2013 (Unaudited)

Percentages represent market value as a percentage of total investments.

SiM Dynamic Allocation Equity Income Fund

Allocation of Portfolio Assets
at October 31, 2013 (Unaudited)

Percentages represent market value as a percentage of total investments.

SiM Dynamic Allocation Funds

Expense Example
at October 31, 2013 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/13 – 10/31/13).

Actual Expenses
For each class of the SiM Dynamic Allocation Diversified Income Fund (“Diversified Income Fund”) and SiM Dynamic Allocation Equity Income Fund (“Equity Income Fund”), two lines are presented in the tables below.  The first line for each class provides information about actual account values and actual expenses, with actual net expenses being limited to 1.35% for Class A shares and 2.10% for Class C shares of each Fund per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example below.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SiM Dynamic Allocation Funds

Expense Example (Continued)
at October 31, 2013 (Unaudited)

Diversified Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	5/1/13	10/31/13	(5/1/13 – 10/31/13)
Class A Actual	$1,000.00	$ 983.70	$ 6.75
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.40	$ 6.87
Class C Actual	$1,000.00	$ 980.10	$10.48
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,014.62	$10.66

*
Expenses are equal to the Fund’s annualized expense ratio of 1.35% and 2.10% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	5/1/13	10/31/13	(5/1/13 – 10/31/13)
Class A Actual	$1,000.00	$1,059.10	$ 7.01
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.40	$ 6.87
Class C Actual	$1,000.00	$1,054.40	$10.87
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,014.62	$10.66

*
Expenses are equal to the Fund’s annualized expense ratio of 1.35% and 2.10% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

SiM Dynamic Allocation Diversified Income Fund

Schedule of Investments
at October 31, 2013 (Unaudited)

Shares		Value
	EQUITIES – 0.5%
	Real Estate Investment Trusts – 0.5%
5,829	Annaly Capital Management, Inc.	$68,724
	Total Equities (Cost $94,045)	68,724

	EXCHANGE-TRADED FUNDS – 86.5%
	Equity ETFs – 32.9%
3,200	Health Care Select Sector SPDR Fund	168,768
3,980	iShares Cohen & Steers Realty Majors Index Fund	317,007
60,825	iShares Mortgage Real Estate Capped ETF	732,333
4,330	iShares MSCI EAFE Index Fund	285,260
4,363	iShares MSCI Emerging Markets Index	185,253
4,526	iShares Russell 1000 Growth Index Fund	369,277
3,402	iShares Russell 1000 Value Index Fund	306,112
1,686	iShares Russell 2000 Growth Index Fund	215,741
1,590	iShares Russell 2000 Value Index Fund	150,382
2,264	iShares Russell Midcap Growth Index Fund	181,595
2,383	iShares Russell Midcap Value Index Fund	151,797
6,285	SPDR Barclays Capital Convertible Securities ETF	291,121
4,827	SPDR S&P BRIC 40 ETF	116,089
5,801	Technology Select Sector SPDR Fund	195,204
1,875	Utilities Select Sector SPDR	72,731
4,034	Vanguard Growth ETF	355,840
4,771	Vanguard Value ETF	348,235
		4,442,745
	Fixed Income ETFs – 53.6%
3,139	iShares Barclays 7-10 Year Treasury Bond Fund	322,532
9,202	iShares Barclays Credit Bond Fund	997,681
13,773	iShares Barclays MBS Bond Fund	1,466,136
2,815	iShares Barclays TIPS Bond Fund	317,898
7,525	iShares iBoxx $ High Yield Corporate Bond Fund	702,835
10,533	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,213,402
6,898	iShares JP Morgan USD Emerging Markets Bond Fund	768,092
19,941	iShares S&P U.S. Preferred Stock Index Fund	761,746
17,330	SPDR Barclays Capital High Yield Bond ETF	704,118
		7,254,440
	Total Exchange-Traded Funds (Cost $11,042,329)	11,697,185

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Schedule of Investments (Continued)
at October 31, 2013 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS – 11.0%
	Accommodation and Food Services – 2.3%
	MGM Resorts International
$275,000	7.75%, 3/15/22	$312,813

	Health Care and Social Assistance – 2.4%
	Kindred Healthcare, Inc.
305,000	8.25%, 6/1/19	329,400

	Manufacturing – 2.3%
	North Atlantic Trading, Inc.
290,000	11.50%, 7/15/16 (b)	313,563

	Professional, Scientific, and Technical Services – 4.0%
	Griffey Intermediate, Inc.
295,000	7.00%, 10/15/20 (b)	216,825
	Syncreon Global Finance, Inc.
290,000	9.50%, 5/1/18 (b)	318,274
		535,099
	Total Corporate Bonds (Cost $1,506,073)	1,490,875

Shares
	SHORT-TERM INVESTMENTS – 2.1%
280,346	Fidelity Institutional Money Market Portfolio – Class I, 0.04% (a)	280,346
	Total Short-Term Investments (Cost $280,346)	280,346
	Total Investments in Securities (Cost $12,922,793) – 100.1%	13,537,130
	Liabilities in Excess of Other Assets – (0.1)%	(15,808)
	Net Assets – 100.0%	$13,521,322

ETF – Exchange-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of October 31, 2013.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Strategic Income Management, LLC, the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of October 31, 2013, the value of these investments was $848,662 or 6.3% of net assets.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Schedule of Investments
at October 31, 2013 (Unaudited)

Shares		Value
	EQUITIES – 0.7%
	Real Estate Investment Trusts – 0.7%
22,618	Annaly Capital Management, Inc.	$266,666
	Total Equities (Cost $366,489)	266,666

	EXCHANGE-TRADED FUNDS – 94.8%
	Equity ETFs – 85.3%
27,751	Health Care Select Sector SPDR Fund	1,463,588
24,727	iShares Cohen & Steers Realty Majors Index Fund	1,969,506
51,086	iShares Mortgage Real Estate Capped ETF	615,075
39,559	iShares MSCI EAFE Index Fund	2,606,147
42,732	iShares MSCI Emerging Markets Index	1,814,401
38,427	iShares Russell 1000 Growth Index Fund	3,135,258
28,245	iShares Russell 1000 Value Index Fund	2,541,485
15,924	iShares Russell 2000 Growth Index Fund	2,037,635
18,027	iShares Russell 2000 Value Index Fund	1,704,994
21,460	iShares Russell Midcap Growth Index Fund	1,721,307
15,397	iShares Russell Midcap Value Index Fund	980,789
23,698	SPDR Barclays Capital Convertible Securities ETF	1,097,691
39,546	SPDR S&P BRIC 40 ETF	951,081
48,184	Technology Select Sector SPDR Fund	1,621,392
18,019	Utilities Select Sector SPDR	698,957
37,100	Vanguard Growth ETF	3,272,590
42,629	Vanguard Value ETF	3,111,491
		31,343,387
	Fixed Income ETFs – 9.5%
1,135	iShares Barclays 7-10 Year Treasury Bond Fund	116,621
3,756	iShares Barclays Credit Bond Fund	407,226
6,302	iShares Barclays MBS Bond Fund	670,848
1,026	iShares Barclays TIPS Bond Fund	115,866
3,039	iShares iBoxx $ High Yield Corporate Bond Fund	283,843
4,831	iShares iBoxx $ Investment Grade Corporate Bond Fund	556,531
3,307	iShares JP Morgan USD Emerging Markets Bond Fund	368,234
16,725	iShares S&P U.S. Preferred Stock Index Fund	638,895
8,474	SPDR Barclays Capital High Yield Bond ETF	344,299
		3,502,363
	Total Exchange-Traded Funds (Cost $27,465,252)	34,845,750

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Schedule of Investments (Continued)
at October 31, 2013 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS – 2.0%
	Health Care and Social Assistance – 1.0%
	Kindred Healthcare, Inc.
$355,000	8.25%, 6/1/19	$383,400

	Manufacturing – 1.0%
	North Atlantic Trading, Inc.
335,000	11.50%, 7/15/16 (b)	362,219
	Total Corporate Bonds (Cost $697,467)	745,619

Shares
	SHORT-TERM INVESTMENTS – 2.6%
940,006	Fidelity Institutional Money Market Portfolio – Class I, 0.04% (a)	940,006
	Total Short-Term Investments (Cost $940,006)	940,006
	Total Investments in Securities (Cost $29,469,214) – 100.1%	36,798,041
	Liabilities in Excess of Other Assets – (0.1)%	(40,315)
	Net Assets – 100.0%	$36,757,726

ETF – Exchange-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of October 31, 2013.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Strategic Income Management, LLC, the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of October 31, 2013, the value of these investments was $362,219 or 1.0% of net assets.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Funds

Statements of Assets and Liabilities
at October 31, 2013 (Unaudited)

	Diversified	Equity
	Income Fund	Income Fund
ASSETS
Investments in securities, at value (cost $12,922,793
and $29,469,214, respectively)	$13,537,130	$36,798,041
Receivables:
Fund shares issued	—	17,000
Interest	37,725	23,590
Due from Adviser (Note 4)	7,069	—
Prepaid expenses	16,638	17,647
Total assets	13,598,562	36,856,278
LIABILITIES
Payables:
Fund shares redeemed	4,276	—
Distributions	1,430	—
Advisory fees	—	13,156
Administration and fund accounting fees	24,993	25,673
Audit fees	9,696	9,696
Chief Compliance Officer fee	2,281	2,281
Custody fees	313	527
Shareholder reporting	2,070	3,860
Transfer agent fees and expenses	12,848	14,633
12b-1 distribution fees	12,912	21,898
Accrued other expenses	6,421	6,828
Total liabilities	77,240	98,552
NET ASSETS	$13,521,322	$36,757,726
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$10,160,041	$33,850,984
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	975,630	2,780,319
Net asset value and redemption price per share	$10.41	$12.18
Maximum offering price per share
(Net asset value per share divided by 96.25% and 94.50%, respectively)	$10.82	$12.89
Class C Shares
Net assets applicable to shares outstanding	$3,361,281	$2,906,742
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	323,539	241,951
Net asset value and offering price per share (Note 1)	$10.39	$12.01
COMPONENTS OF NET ASSETS
Paid-in capital	$12,568,183	$27,745,784
Undistributed net investment income/(loss)	(594)	259,461
Accumulated net realized gain on investments	339,396	1,423,654
Net unrealized appreciation of investments	614,337	7,328,827
Net assets	$13,521,322	$36,757,726

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Funds

Statements of Operations
For the Six Months Ended October 31, 2013 (Unaudited)

	Diversified	Equity
	Income Fund	Income Fund
INVESTMENT INCOME
Income
Dividends	$259,570	$445,776
Interest	59,828	32,220
Total income	319,398	477,996
Expenses
Advisory fees (Note 4)	54,497	133,830
Administration and fund accounting fees (Note 4)	49,859	49,553
Transfer agent fees and expenses (Note 4)	25,113	28,210
Distribution fees – Class A (Note 5)	14,014	41,719
Distribution fees – Class C (Note 5)	16,606	11,565
Registration fees	14,969	16,186
Audit fees	9,696	9,696
Legal fees	4,571	4,961
Chief Compliance Officer fee (Note 4)	4,530	4,531
Custody fees (Note 4)	2,576	2,029
Trustee fees	2,430	2,696
Reports to shareholders	1,832	2,669
Insurance expense	1,265	1,627
Miscellaneous expense	1,538	2,047
Total expenses	203,496	311,319
Less: advisory fee waiver and expense reimbursement (Note 4)	(92,947)	(61,751)
Net expenses	110,549	249,568
Net investment income	208,849	228,428
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	65,273	1,025,659
Net change in unrealized appreciation/(depreciation) on investments	(588,966)	863,370
Net realized and unrealized gain/(loss) on investments	(523,693)	1,889,029
Net increase/(decrease) in net assets resulting from operations	$(314,844)	$2,117,457

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$208,849	$420,782
Net realized gain on investments	65,273	114,001
Capital gain distributions from regulated investment companies	—	103
Net change in unrealized
appreciation/(depreciation) on investments	(588,966)	819,524
Net increase/(decrease) in net assets
resulting from operations	(314,844)	1,354,410

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(169,536)	(400,449)
Class C Shares	(39,907)	(30,131)
From net realized gain on investments
Class A Shares	—	(141,400)
Class C Shares	—	(15,089)
Total distributions to shareholders	(209,443)	(587,069)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	(3,696,103)	5,351,527
Total increase/(decrease) in net assets	(4,220,390)	6,118,868

NET ASSETS
Beginning of period	17,741,712	11,622,844
End of period	$13,521,322	$17,741,712
Includes undistributed net investment income/(loss) of	$(594)	$—

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Statements of Changes in Net Assets (Continued)

(a) A summary of share transactions is as follows:
	Six Months Ended
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
Class A Shares
Net proceeds from shares sold	$516,637	$3,294,937
Distributions reinvested	156,944	520,373
Payment for shares redeemed	(4,784,671)	(1,079,880)
Net increase/(decrease) in net assets from capital share transactions	$(4,111,090)	$2,735,430

Class C Shares
Net proceeds from shares sold	$761,893	$2,664,358
Distributions reinvested	35,686	43,594
Payment for shares redeemed	(382,592)	(91,855)
Net increase in net assets from capital share transactions	$414,987	$2,616,097
	$(3,696,103)	$5,351,527

	Six Months Ended
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
Class A Shares
Shares sold	49,977	317,170
Shares issued on reinvestment of distributions	15,323	50,184
Shares redeemed	(454,978)	(104,540)
Net increase/(decrease) in shares outstanding	(389,678)	262,814

Class C Shares
Shares sold	72,549	254,033
Shares issued on reinvestment of distributions	3,496	4,198
Shares redeemed	(37,515)	(8,815)
Net increase/(decrease) in shares outstanding	38,530	249,416
	(351,148)	512,230

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$228,428	$479,893
Net realized gain on investments	1,025,659	210,353
Capital gain distributions from regulated investment companies	—	48
Net change in unrealized appreciation on investments	863,370	3,878,810
Net increase in net assets resulting from operations	2,117,457	4,569,104

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	—	(481,159)
Class C Shares	—	(13,846)
From net realized gain on investments
Class A Shares	—	(400,768)
Class C Shares	—	(14,822)
Total distributions to shareholders	—	(910,595)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	(5,303,556)	11,030,122
Total increase/(decrease) in net assets	(3,186,099)	14,688,631

NET ASSETS
Beginning of period	39,943,825	25,255,194
End of period	$36,757,726	$39,943,825
Includes undistributed net investment income of	$259,461	$31,033

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Statements of Changes in Net Assets (Continued)

(a) A summary of share transactions is as follows:
	Six Months Ended
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
Class A Shares
Proceeds from shares issued in the reorganization (Note 8)	$—	$9,698,197
Net proceeds from shares sold	2,107,926	3,117,458
Distributions reinvested	—	834,935
Payment for shares redeemed	(8,331,474)	(3,934,692)
Net increase/(decrease) in net assets from capital share transactions	$(6,223,548)	$9,715,898

Class C Shares
Proceeds from shares issued in the reorganization (Note 8)	$—	$474,316
Net proceeds from shares sold	1,012,944	1,183,832
Distributions reinvested	—	28,668
Payment for shares redeemed	(92,952)	(372,592)
Net increase in net assets from capital share transactions	$919,992	$1,314,224
	$(5,303,556)	$11,030,122

	Six Months Ended
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
Class A Shares
Shares issued in connection with the reorganization (Note 8)	—	923,994
Shares sold	179,647	289,942
Shares issued on reinvestment of distributions	—	79,367
Shares redeemed	(713,625)	(373,611)
Net increase/(decrease) in shares outstanding	(533,978)	919,692

Class C Shares
Shares issued in connection with the reorganization (Note 8)	—	45,531
Shares sold	88,135	110,628
Shares issued on reinvestment of distributions	—	2,746
Shares redeemed	(8,052)	(35,698)
Net increase in shares outstanding	80,083	123,207
	(453,895)	1,042,899

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Financial Highlights
For a share outstanding throughout each period

Class A Shares
	Six Months Ended			June 21, 2011*
	October 31, 2013		Year Ended	to
	(Unaudited)		April 30, 2013	April 30, 2012
Net asset value, beginning of period	$10.75		$10.21	$10.00

Income/(loss) from investment operations:
Net investment income+(a)	0.16		0.33	0.33
Net realized and unrealized
gain/(loss) on investments	(0.34)		0.65	0.22
Total from investment operations	(0.18)		0.98	0.55

Less distributions:
From net investment income	(0.16)		(0.33)	(0.34)
From net realized gain on investments	—		(0.11)	—
Total distributions	(0.16)		(0.44)	(0.34)

Net asset value, end of period	$10.41		$10.75	$10.21

Total return	-1.63	%‡	9.87%	5.71	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$10,160		$14,684	$11,260

Ratio of expenses to average net assets(b):
Before expense reimbursement	2.63	%†	2.73%	4.51	%†
After expense reimbursement	1.35	%†	1.35%	1.35	%†

Ratio of net investment income
to average net assets(a):
Before expense reimbursement	1.78	%†	1.76%	0.70	%†
After expense reimbursement	3.06	%†	3.14%	3.86	%†

Portfolio turnover rate	6.66	%‡	24.79%	13.88	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.
+	Based on average shares outstanding.
(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the investment companies in which the Fund invests.

(b)	Does not include expenses of the investment companies in which the Fund invests.
Total return excludes the effect of sales charges.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Financial Highlights
For a share outstanding throughout each period

Class C Shares
	Six Months Ended			June 21, 2011*
	October 31, 2013		Year Ended	to
	(Unaudited)		April 30, 2013	April 30, 2012
Net asset value, beginning of period	$10.73		$10.19	$10.00

Income/(loss) from investment operations:
Net investment income+(a)	0.12		0.22	0.19
Net realized and unrealized
gain/(loss) on investments	(0.34)		0.70	0.29
Total from investment operations	(0.22)		0.92	0.48

Less distributions:
From net investment income	(0.12)		(0.27)	(0.29)
From net realized gain on investments	—		(0.11)	—
Total distributions	(0.12)		(0.38)	(0.29)

Net asset value, end of period	$10.39		$10.73	$10.19

Total return	-1.99	%‡	9.20%	4.99	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,361		$3,058	$363

Ratio of expenses to average net assets(b):
Before expense reimbursement	3.39	%†	3.36%	3.95	%†
After expense reimbursement	2.10	%†	2.10%	2.10	%†

Ratio of net investment income
to average net assets(a):
Before expense reimbursement	0.97	%†	0.84%	0.37	%†
After expense reimbursement	2.26	%†	2.10%	2.22	%†

Portfolio turnover rate	6.66	%‡	24.79%	13.88	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.
+	Based on average shares outstanding.
(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the investment companies in which the Fund invests.

(b)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Financial Highlights
For a share outstanding throughout each period

Class A Shares
	Six Months Ended			June 21, 2011*
	October 31, 2013		Year Ended	to
	(Unaudited)		April 30, 2013	April 30, 2012
Net asset value, beginning of period	$11.50		$10.38	$10.00

Income from investment operations:
Net investment income+(a)	0.08		0.16	0.16
Net realized and unrealized gain on investments	0.60		1.23	0.30
Total from investment operations	0.68		1.39	0.46

Less distributions:
From net investment income	—		(0.15)	(0.08)
From net realized gain on investments	—		(0.12)	—
Total distributions	—		(0.27)	(0.08)

Net asset value, end of period	$12.18		$11.50	$10.38

Total return	5.91	%‡	13.67%	4.66	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$33,851		$38,101	$24,857

Ratio of expenses to average net assets(b):
Before expense reimbursement	1.70	%†	1.79%	2.58	%†
After expense reimbursement	1.35	%†	1.35%	1.35	%†

Ratio of net investment income
to average net assets(a):
Before expense reimbursement	0.98	%†	1.06%	0.62	%†
After expense reimbursement	1.33	%†	1.50%	1.85	%†

Portfolio turnover rate	5.93	%‡	19.77%	18.30	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.
+	Based on average shares outstanding.
(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the investment companies in which the Fund invests.

(b)	Does not include expenses of the investment companies in which the Fund invests.
Total return excludes the effect of sales charges.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Financial Highlights
For a share outstanding throughout each period

Class C Shares
	Six Months Ended			June 21, 2011*
	October 31, 2013		Year Ended	to
	(Unaudited)		April 30, 2013	April 30, 2012
Net asset value, beginning of period	$11.39		$10.31	$10.00

Income from investment operations:
Net investment income/(loss)+(a)	0.03		0.08	(0.01)
Net realized and unrealized gain on investments	0.59		1.24	0.40
Total from investment operations	0.62		1.32	0.39

Less distributions:
From net investment income	—		(0.12)	(0.08)
From net realized gain on investments	—		(0.12)	—
Total distributions	—		(0.24)	(0.08)

Net asset value, end of period	$12.01		$11.39	$10.31

Total return	5.44	%‡	13.02%	3.99	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,907		$1,843	$398

Ratio of expenses to average net assets(b):
Before expense reimbursement	2.45	%†	2.50%	2.72	%†
After expense reimbursement	2.10	%†	2.10%	2.10	%†

Ratio of net investment income/(loss)
to average net assets(a):
Before expense reimbursement	0.20	%†	0.31%	(0.76	)%†
After expense reimbursement	0.55	%†	0.71%	(0.14	)%†

Portfolio turnover rate	5.93	%‡	19.77%	18.30	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.
+	Based on average shares outstanding.
(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the investment companies in which the Fund invests.

(b)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Funds

Notes to Financial Statements
at October 31, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

The SiM Dynamic Allocation Diversified Income Fund (the “Diversified Income Fund”) and the SiM Dynamic Allocation Equity Income Fund (the “Equity Income Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds, which are all diversified funds, began operations on June 21, 2011. The investment objective of the Diversified Income Fund is to seek to provide total return, consisting primarily of growth of income with some long-term capital appreciation.  The Equity Income Fund’s investment objective is to seek to provide total return, consisting primarily of long-term capital appreciation with growth of income.

Each Fund currently offers Class A and Class C shares.  Class A shares of the Diversified Income Fund are subject to a maximum sales load of 3.75% while the Class A shares of the Equity Income Fund are subject to a maximum sales load of 5.50%.  The sales load charged decreases depending on the amount invested. U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, will assess Class C redemptions a 1% Contingent Deferred Sales Charge on shares redeemed within twelve months of purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012-2013, or expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Diversified Income Fund distributes substantially all net investment income monthly while the Equity Income Fund distributes its net investment income annually.  Each Fund distributes substantially all of its net realized gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2013 (Unaudited)

differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
REITs:  The Funds may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of October 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Funds’ investments are carried at fair value. Equity securities, including common stocks, REITs, exchange-traded funds and closed-end funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2013 (Unaudited)

asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share.   To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities:  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2013:

Diversified Income Fund

	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$68,724	$—	$—	$68,724
Exchanged-Traded Funds
Equity	4,442,745	—	—	4,442,745
Fixed Income	7,254,440	—	—	7,254,440
Total Exchange-Traded Funds	11,697,185	—	—	11,697,185
Corporate Bonds	—	1,490,875	—	1,490,875
Short-Term Investments	280,346	—	—	280,346
Total Investments in Securities	$12,046,255	$1,490,875	$—	$13,537,130

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$266,666	$—	$—	$266,666
Exchanged-Traded Funds
Equity	31,343,387	—	—	31,343,387
Fixed Income	3,502,363	—	—	3,502,363
Total Exchange-Traded Funds	34,845,750	—	—	34,845,750
Corporate Bonds	—	745,619	—	745,619
Short-Term Investments	940,006	—	—	940,006
Total Investments in Securities	$36,052,422	$745,619	$—	$36,798,041

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities. Transfers between levels are recognized at October 31, 2013, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the six months ended October 31, 2013.

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2013 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended October 31, 2013, Strategic Income Management, LLC (the “Adviser”) provided the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly, calculated at an annual rate of 0.75% based upon the average daily net assets of each Fund.  For the six months ended October 31, 2013, the Diversified Income Fund and the Equity Income Fund incurred $54,497, and $133,830 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.35% and 2.10% for Class A and Class C shares, respectively.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended October 31, 2013, the Adviser reduced its fees in the amount of $92,947 and $61,751 for the Diversified Income Fund and the Equity Income Fund, respectively.  No amounts were reimbursed to the Adviser.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2015	2016	2017	Total
Diversified Income Fund	$171,632	$189,516	$92,947	$454,095
Equity Income Fund	153,205	142,818	61,751	357,774

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

For the six months ended October 31, 2013, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Diversified	Equity
	Income Fund	Income Fund
Administration and Fund Accounting	$49,859	$49,553
Transfer Agency (excludes out-of-pocket expenses and sub-ta fees)	20,328	21,034
Custody	2,576	2,029
Chief Compliance Officer	4,530	4,531

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2013 (Unaudited)

At October 31, 2013, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	Diversified	Equity
	Income Fund	Income Fund
Administration and Fund Accounting	$24,993	$25,673
Transfer Agency (excludes out-of-pocket expenses and sub-ta fees)	10,387	10,705
Custody	313	527
Chief Compliance Officer	2,281	2,281

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Class A shares and up to 1.00% of each Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended October 31, 2013, the Funds paid the Distributor as follows:

	Class A	Class C
Diversified Income Fund	$14,014	$16,606
Equity Income Fund	41,719	11,565

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended October 31, 2013, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
Diversified Income Fund	$ 955,681	$4,339,731
Equity Income Fund	2,069,265	7,259,541

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2013 (Unaudited)

The tax character of distributions paid during the six months ended October 31, 2013 and the year ended April 30, 2013 was as follows:

	Six Months Ended		Year Ended
	October 31, 2013		April 30, 2013
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
Diversified Income Fund	$209,443	$—	$420,782	$166,287
Equity Income Fund	—	—	592,905	317,690

As of April 30, 2013, the Funds’ most recently completed fiscal year end,  the components of capital on a tax basis were as follows:

	Diversified	Equity
	Income Fund	Income Fund
Cost of investments	$16,823,574	$33,070,605
Gross unrealized appreciation	1,356,239	6,864,930
Gross unrealized depreciation	(33,191)	(93,138)
Net unrealized appreciation	1,323,048	6,771,792
Undistributed ordinary income	—	64,287
Undistributed long-term capital gain	168,758	58,406
Total distributable earnings	168,758	122,693
Other accumulated gains/(losses)	(14,380)	—
Total accumulated earnings/(losses)	$1,477,426	$6,894,485

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sale adjustments.

NOTE 8 – FUND REORGANIZATION

On June 12, 2012, the Board of Trustees of Advisors Series Trust approved a plan of reorganization (the “Reorganization”) whereby the SiM Dynamic Allocation Balanced Income Fund (“Balanced Income Fund”) would merge into the Equity Income Fund.  The reorganization was effective as of the close of business on August 24, 2012.

The reorganization was accomplished by a tax-free exchange of 937,491 and 46,045 shares of the Balanced Income Fund’s Class A and Class C, respectively, for 923,994 and 45,531 shares of the Equity Income Fund’s Class A and Class C, respectively.  At the close of business on August 24, 2012, the net assets of the Balanced Income Fund’s Class A and Class C were $9,698,197 and $474,316, respectively, and the net assets of the Equity Income Fund’s Class A and Class C were $23,745,969 and $550,094.  After the reorganization, the net assets of the Equity Income Fund’s Class A and Class C were $33,444,166 and $1,024,410, respectively.

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2013 (Unaudited)

The total net assets of the Balanced Income Fund of $10,172,513 included $136,718 of accumulated realized gains and $640,198 of unrealized appreciation.  Assuming the reorganization had been completed on May 1, 2012, the beginning of the annual reporting period for the SiM Funds, the pro forma results of operations for the year ended April 30, 2013, would have been as follows:

Equity
Income Fund
Net investment income	$543,898
Net realized gain on investments	228,935
Change in unrealized appreciation on investments	3,985,939
Net increase in net assets resulting from operations	$4,758,772

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization, it is not practicable to separate the amounts of revenue and earnings for the Balanced Income Fund that have been included in the Equity Income Fund’s statement of operations since August 24, 2012.

SiM Dynamic Allocation Funds

Notice to Shareholders
at October 31, 2013 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-746-3863 or on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2013

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-746-3863. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-746-3863.

Privacy Notice

The Funds collect non-public information about you from the following sources:

•    Information we receive about you on applications or other forms;

•    Information you give us orally; and/or

•    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
Strategic Income Management, LLC
720 Olive Way, Suite 1675
Seattle, WA  98101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  To obtain a free prospectus, please call 1-855-746-3863.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*               /s/ Douglas G. Hess
           Douglas G. Hess, President

Date   1/3/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Douglas G. Hess
Douglas G. Hess, President

Date   1/3/14

By (Signature and Title)*               /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   1/3/14

* Print the name and title of each signing officer under his or her signature